Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Financial assets
Interest-bearing deposits with banks	$ 38,459		$ 71,086
Trading
Trading securities	173,566		190,151
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	301,797		340,191
Loans	960,539		852,773
Derivatives
Derivatives	130,199		142,450
Deposits
Personal	499,882		441,946
Business and government	794,934		745,075
Bank	32,787		44,666
Other
Obligations related to securities sold short	31,487		33,651
Obligations related to assets sold under repurchase agreements and securities loaned	279,721		335,238
Derivatives
Total derivatives	136,568		142,629
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,473)		(1,544)
Financial assets	(1,473)		(1,544)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,473)		(1,544)
Financial liabilities	(1,473)		(1,544)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	89,797		89,805
Investment
Investment securities	7,671		3,044
Derivatives
Total gross derivatives, assets	2,577		2,352
Other assets	5,001		4,152
Financial assets	105,046		99,353
Other
Obligations related to securities sold short	13,549		14,391
Derivatives
Total gross derivatives, liabilities	2,982		3,119
Other liabilities	451		370
Financial liabilities	16,982		17,880
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	30,259		60,856
Trading
Trading securities	81,377		98,080
Investment
Investment securities	131,267		124,778
Assets purchased under reverse repurchase agreements and securities borrowed	246,911		285,869
Loans	27,608		8,742
Derivatives
Total gross derivatives, assets	128,795		141,233
Other assets	5,157		3,421
Financial assets	651,374		722,979
Deposits
Personal	28,326		26,428
Business and government	149,066		137,628
Bank	4,341		11,462
Other
Obligations related to securities sold short	17,938		19,260
Obligations related to assets sold under repurchase agreements and securities loaned	246,702		298,679
Derivatives
Total gross derivatives, liabilities	133,781		139,499
Other liabilities	(1,729)		(1,296)
Financial liabilities	578,425		631,660
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,392		2,266
Investment
Investment securities	650		644
Loans	1,837		1,859
Derivatives
Total gross derivatives, assets	300		409
Other assets	9		11
Financial assets	5,188		5,189
Deposits
Personal	633		383
Derivatives
Total gross derivatives, liabilities	1,278		1,555
Financial liabilities	1,911		1,938
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	16,894		26,675
Investment
Investment securities	4,408		2,731
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,133		2,581
Investment
Investment securities	10,312		3,528
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	15,795		16,389
Investment
Investment securities	3,542		2,748
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,570		2,249
Investment
Investment securities	865		275
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	33,957		50,439
Investment
Investment securities	70,701		73,020
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,345		2,055
Investment
Investment securities	2,007
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,002		2,577
Investment
Investment securities	7,684		6,192
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	1		2
Investment
Investment securities	2,454		2,672
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	30		29
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,200		1,245
Investment
Investment securities	494		441
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	24,011		22,615
Investment
Investment securities	27,244		27,574
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Investment
Investment securities	144		149
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	68,988		58,826
Investment
Investment securities	391		38
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,278		2,232
Investment
Investment securities	304		338
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,392		2,266
Investment
Investment securities	476		466
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	8,532		8,265
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	33,524		39,243
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	257		290
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	80,109		89,644
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	19		4
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	242		224
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,577		2,352
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	16,216		13,927
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	22		111
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,296)		(1,805)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	2		4
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	34,411		41,249
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	904		952
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	72,939		81,750
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	46		53
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	209		176
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,982		3,119
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	26,779		17,306
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	320		549
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(557)		(982)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	8		1
Recurring [member]
Financial assets
Interest-bearing deposits with banks	30,259		60,856
Trading
Trading securities	173,566		190,151
Investment
Investment securities	139,588		128,466
Assets purchased under reverse repurchase agreements and securities borrowed	246,911		285,869
Loans	29,445		10,601
Derivatives
Total gross derivatives, assets	131,672		143,994
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,473)		(1,544)
Derivatives	130,199		142,450
Other assets	10,167		7,584
Financial assets	760,135		825,977
Deposits
Personal	28,959		26,811
Business and government	149,066		137,628
Bank	4,341		11,462
Other
Obligations related to securities sold short	31,487		33,651
Obligations related to assets sold under repurchase agreements and securities loaned	246,702		298,679
Derivatives
Total gross derivatives, liabilities	138,041		144,173
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,473)		(1,544)
Total derivatives	136,568		142,629
Other liabilities	(1,278)		(926)
Financial liabilities	595,845		649,934
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(633)	$ (429)	(383)	$ (250)	$ (250)	$ (241)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	19,027		29,256
Investment
Investment securities	14,720		6,259
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	15,795		16,389
Investment
Investment securities	3,542		2,748
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	35,527		52,688
Investment
Investment securities	71,566		73,295
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	4,347		4,632
Investment
Investment securities	9,691		6,192
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	1		2
Investment
Investment securities	2,484		2,701
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,200		1,245
Investment
Investment securities	494		441
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	24,011		22,615
Investment
Investment securities	27,388		27,723
Recurring [member] | Equity securities [member]
Trading
Trading securities	73,658		63,324
Investment
Investment securities	1,171		842
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	8,532		8,265
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	33,781		39,533
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	80,128		89,648
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	242		224
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	18,815		16,390
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,294)		(1,801)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	35,315		42,201
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	72,985		81,803
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	209		176
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	30,081		20,974
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (549)		$ (981)